Loans, borrowings, cash and cash equivalents and short-term investments	6 Months Ended
Jun. 30, 2020
Loans, borrowings, cash and cash equivalents and short-term investments
Loans, borrowings, cash and cash equivalents and short-term investments

15.Loans, borrowings, cash and cash equivalents and short-term investments

a) Net debt

The Company evaluates the net debt with the objective of ensuring the continuity of its business in the long term.

	June 30, 2020	December 31, 2019
Debt contracts in the international markets	15,247	10,494
Debt contracts in Brazil	1,656	2,562
Total of loans and borrowings	16,903	13,056
(-) Cash and cash equivalents	12,113	7,350
(-) Short-term investments	93	826
Net debt	4,697	4,880

b) Cash and cash equivalents

Cash and cash equivalents include cash, immediately redeemable deposits and short-term investments with an insignificant risk of change in value. They are readily convertible to cash, being US$1,949 denominated in R$, indexed to the Brazilian Interbank Interest rate (“DI Rate”or”CDI”), US$9,915 denominated in US$ and US$249 denominated in other currencies.

c) Short-term investments

At June 30, 2020, the balance of US$93 is substantially comprised of investments in an exclusive investment fund immediately liquid, whose portfolio is composed of committed transactions and Financial Treasury Bills (“LFTs”), which are floating-rate securities issued by the Brazilian government. At December 31, 2019, the balance of US$826 is mainly comprised of investments directly in LFTs.

d) Loans and borrowings

i) Total debt

	Current liabilities		Non-current liabilities
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Debt contracts in the international markets
Floating rates in:
US$	173	113	7,687	2,802
EUR	—	—	225	225
Fixed rates in:
US$	14	147	6,069	6,080
EUR	—	—	843	843
Other currencies	11	14	91	106
Accrued charges	134	160	—	4
	332	434	14,915	10,060
Debt contracts in Brazil
Floating rates in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	564	650	944	1,677
Basket of currencies and US$ indexed to LIBOR	45	44	33	56
Fixed rates in:
R$	22	43	23	45
Accrued charges	25	43	—	4
	656	780	1,000	1,782
Total	988	1,214	15,915	11,842

The future flows of debt payments, principal and interest, are as follows:

		Estimated future
	Principal	interest payments (i)
2020	356	315
2021	656	633
2022	2,909	589
2023	1,157	553
Between 2024 and 2028	7,330	2,012
2029 onwards	4,336	2,705
Total	16,744	6,807
(i)

Based on interest rate curves and foreign exchange rates applicable as at June 30, 2020 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the interim financial statements.

At June 30, 2020, the average annual interest rates by currency are as follows:

	Average interest rate (i)	Total debt
Loans and borrowings
US$	3.85%	14,136
R$ (ii)	8.93%	1,577
EUR (iii)	3.79%	1,087
Other currencies	3.45%	103
		16,903

(i) In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable at June 30, 2020.

(ii) R$ denominated debt that bears interest at IPCA, CDI, TR or TJLP, plus spread. For a total of US$1,493 the Company entered into derivative transactions to mitigate the exposure to the cash flow variations of the floating rate debt denominated in R$, resulting in an average cost of 2.97% per year in US$.

(iii) Eurobonds, for which the Company entered into derivatives to mitigate the exposure to the cash flow variations of the debt denominated in EUR, resulting in an average cost of 4.29% per year in US$.

ii) Reconciliation of debt to cash flows arising from financing activities

Loans and borrowings
December 31, 2019	13,056
Additions	5,000
Repayments	(491)
Interest paid	(412)
Cash flow from financing activities	4,097

Effect of exchange rate	(619)
Interest accretion	369
Non-cash changes	(250)

June 30, 2020	16,903

iii) Credit and financing lines

In March 2020, the Company drew down US$5 billion under its revolving credit lines agreements, maturing in June 2022 (US$2 billion) and in December 2024 (US$3 billion), as a precautionary measure in order to increase its cash position and preserve financial flexibility in light of current uncertainty in the global markets resulting from the COVID-19 outbreak.

iv) Funding

In July 2020 (subsequent event), the Company issued through Vale Overseas Limited guaranteed notes due July 2030 totaling US$1,500. The notes bear 3.750% coupon per year, payable semi-annually, and were sold at a price of 99.176% of the principal amount.

v) Guarantees

As at June 30, 2020 and December 31, 2019, loans and borrowings are secured by property, plant and equipment in the amount of US$160 and US$220, respectively.

The securities issued through Vale’s wholly-owned finance subsidiary Vale Overseas Limited are fully and unconditionally guaranteed by Vale.

vi) Covenants

Some of the Company’s debt agreements with lenders contain financial covenants. The primary financial covenants in those agreements require maintaining certain ratios, such as debt to EBITDA (Earnings before Interest Taxes, Depreciation and Amortization) and interest coverage. The Company has not identified any instances of noncompliance as at June 30, 2020.